Subsidiaries	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Subsidiaries
23	Subsidiaries
All th
e
 subsidiaries of the Company are unlisted. The following list contains only the particulars of subsidiaries which principally affect the results, assets or liabilities of the Group.

Name of company	Place of establishment/ operation	Registered capital	Proportion of ownership interest held by the Company	Principal activity
Xiamen Airlines Company Limited (“Xiamen Airlines”) (i)	PRC	RMB14,000,000,000	55%	Airline transportation
China Southern Airlines Henan Airlines Company Limited (i)	PRC	RMB6,000,000,000	60%	Airline transportation
Chongqing Airlines Company Limited (i)	PRC	RMB1,200,000,000	60%	Airline transportation
Shantou Airlines Company Limited (i)	PRC	RMB280,000,000	60%	Airline transportation
Zhuhai Airlines Company Limited (i)	PRC	RMB250,000,000	60%	Airline transportation
Guizhou Airlines Company Limited (i)	PRC	RMB1,281,000,000	60%	Airline transportation
China Southern Air Logistics Co., Ltd. (“Logistics Company”) (i)	PRC	RMB1,818,181,820	55%	Logistics operations
Guangzhou Nanland Air Catering Company Limited (ii)	PRC	RMB240,000,000	70.50%	Air catering
Beijing Southern Airlines Ground Services Company Limited (i)	PRC	RMB100,000,000	100%	Airport ground services
Nan Lung International Freight Limited	Hong Kong	HKD3,270,000	51%	Freight services

Name of company	Place of establishment/ operation	Registered capital	Proportion of ownership interest held by the Company	Principal activity
SAIETC (i)	PRC	RMB30,000,000	100%	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited (i)	PRC	RMB469,848,400	100%	Flight simulation services
China Southern Airlines Xiongan Airlines Company Limited (i)	PRC	RMB10,000,000,000	100%	Airline transportation
Shenyang Northern Aircraft Maintenance Co., Ltd. (i)	PRC	RMB31,520,545	100%	Aircraft repair and maintenance services
Guangdong Southern Airline Pearl Aviation Services Company Limited (i)	PRC	RMB5,000,000	100%	Hotel management services
Southern Airlines Nansha Finance Leasing (Guangzhou) Co., Ltd. (i)	PRC	RMB2,000,000,000	100%	Leasing services

(i)	These subsidiaries are PRC limited liability companies.
(ii)	This subsidiary is a sino-foreign equity joint venture company established in the PRC.
(iii)	General Aviation Limited
On Decemb
e
r 18, 2020, c
e
rtain third parties invested into General Aviation Limited by means of capital injection and acquisition
of the Company’s partial equity interests in General Aviation Limited, the Company’s equity interests in General Aviation Limited were decreased from
100% to 57.88%.

Changes in the Company’s equity interests do not result in a loss of control of General Aviation Limited.
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Cash consideration received from third parties on partial disposal of equity interests	332
Capital injection from third parties	510
Less: Portion of net assets of General Aviation Limited disposed	667

Other reserves in equity	175

General Aviation Limited was disposed on September 27, 2022 at a consideration of RMB
1,177
 million. Since then, the Group lost control of General Aviation Limited, and General Aviation Limited was no longer within the consolidation scope. The operating results and cash flow of General Aviation Limited before disposal had been included in the consolidated income statement and consolidated cash flow statement of the Group this year. The Group recognized a net gain of RMB
215

million on disposal of General Aviation Limited.

(iv)	Logistics Company
On December 24, 2020, certain third parties made capital injections into Logistics Company, causing a decrease of the Company’s equity interests in Logistics Company from 100% to 55%. Changes in the Company’s equity interests do not result in a loss of control of Logistics Company.
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Capital injection from third parties	3,355
Less: Portion of net assets of Logistics Company disposal	2,830

Other reserves in equity	525

(v)	China Southern West Australian Flying College Pty Ltd. (“Flying College”)
Flying College, a former subsidiary of the Company, went into liquidation process on December 21, 2020. Since then, the Group lost control of Flying College, and Flying College was no longer within the consolidation scope. The operating results and cash flow of Flying College before ent
e
ring the liquidation process had been included in the consolidated income statement and consolidated cash flow statement of the Group this year. The Group recognized a net loss of RMB
8
 million on disposal of Flying College.

(vi)	Guangzhou Baiyun International Logistic Company Limited (“Baiyun Logistic”)
In January 2020, the Company acquired 29% equity interests from a third party in Baiyun Logistic, a subsidiary that the Company previously held 61% equity interests. On May 31, 2020, the Company transferred the then hold 90% equity interests of Baiyun Logistic to Logistics Company as capital injection. Since then, Baiyun Logistic became an indirect subsidiary of the Company through Logistics Company.
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Cash consideration paid	260
Less: Portion of net assets of Baiyun Logistic acquired	105

Other reserves in equity	155

(vii)	Material non-controlling interests
As at December 31, 2022, the balance of total
non-controlling
interests is RMB14,084 million (December 31, 2021: RMB16,657 million), of which RMB 8,100 million (December 31, 2021:
RMB
9,103 million) is for Xiamen Airlines and RMB 6,058 million (December 31, 2021: RMB4,814 million) is for Logistics Company. The rest of non-controlling
interests are not individually material.

•	Set out below are the summarized financial information for Xiamen Airlines.

	2022	2021
	RMB million	RMB million
Non-controlling interests percentage	45%	45%

Current assets	4,016	3,137
Non-current assets	47,173	48,775
Current liabilities	(18,235)	(18,601)
Non-current liabilities	(15,442)	(13,781)
Net assets	17,512	19,530
Carrying amount of non-controlling interests	8,100	9,103

Revenue	20,079	21,037
Loss for the year	(2,122)	(938)
Total comprehensive income	(2,018)	(1,071)
Loss allocated to non-controlling interests	(1,049)	(455)
Dividend paid to non-controlling interests	—	—

Net cash generated from operating activities	3,423	4,291
Net cash used in investing activities	(1,999)	(1,099)
Net cash used in financing activities	(1,489)	(2,529)

•	Set out below are the summarized financial information for Logistics Company.

	2022	2021
	RMB million	RMB million
Non-controlling interests percentage	45%	45%

Current assets	10,330	12,124
Non-current assets	6,543	2,046
Current liabilities	(3,535)	(3,505)
Non-current liabilities	(50)	(91)
Net assets	13,288	10,574
Carrying amount of non-controlling interests	6,058	4,814

Revenue	21,538	19,659
Profit for the year	4,654	5,693
Total comprehensive income	4,654	5,693
Profit allocated to non-controlling interests	2,113	2,572
Dividend paid to non-controlling interests	881	650

Net cash generated from operating activities	4,069	6,872
Net cash generated from/ (used) in investing activities	1,659	(3,390)
Net cash used in financing activities	(3,306)	(2,486)